Consolidated Balance Sheets - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Current Assets
Cash and cash equivalents	$ 4,569,283	$ 943,435
Accounts receivable	805,359	278,900
Advances to suppliers	158,599	140,493
Other receivables and other current assets	50,702	9,253,793
Receivable - Bitcoin Consideration	10,967,700
Total Current Assets	16,551,643	10,616,621
Non-Current Assets
Property, plant and equipment	58,213
Operating lease right of use assets	571,547
Total Non-Current Assets	629,760
Total Assets	17,181,403	10,616,621
Current Liabilities
Accruals and other payables	1,724,974	1,763,282
Accounts payable	802,197	189,414
Taxes payable	862	7,341
Contract liability		27,396
Operating lease liabilities - current	317,200
Total Current Liabilities	2,857,795	2,199,063
Non-Current Liabilities
Operating lease liabilities-non current	269,658
Total Non-Current Liabilities	269,658
Total Liabilities	3,127,453	2,199,063
Shareholders’ Equity
Ordinary shares, $0.078 par value; (125,000,000 shares authorized,1,255,785 and 275,285 shares issued and outstanding as of October 31, 2025 and 2024, respectively)	97,951	21,472
Additional paid-in capital	102,026,051	86,169,229
Statutory reserve	891,439	891,439
Accumulated deficit	(87,984,114)	(77,793,056)
Accumulated other comprehensive loss	(977,377)	(871,526)
Total equity attributable to Jiuzi Holdings, Inc.	14,053,950	8,417,558
Total Equity	14,053,950	8,417,558
Total Liabilities and Shareholders’ Equity	17,181,403	10,616,621
Related Party
Current Liabilities
Due to related parties	$ 12,562	$ 211,630